Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities

of

Invesco Advantage Municipal Income Trust II
Midtown Union
1331 Spring Street NW
Suite 2500
Atlanta, GA 30309

under the

Investment Company Act of 1940

Investment Company Act File No. 811- 07868

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class of securities of Invesco Advantage Municipal Income Trust II (the “Fund”) to be redeemed:

Variable Rate Muni Term Preferred Shares, Series 2015/6-VKI, Liquidation Preference $100,000.00 per share (CUSIP # 46132E 855).

(2)	Date on which the securities are expected to be called or redeemed:

Variable Rate Muni Term Preferred Shares

Series	Date
Series 2015/6-VKI	On or about September 4, 2025
This redemption may be effected on a subsequent date, due to market conditions or otherwise as determined by the Board of Trustees of the Fund.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Variable Rate Muni Term Preferred Shares are to be redeemed pursuant to Section 10(a)(i) of the Statement of Preferences of Variable Rate Muni Term Preferred Shares of the Fund, as amended.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem a portion of its outstanding Variable Rate Muni Term Preferred Shares, as set forth below:

Variable Rate Muni Term Preferred Shares

Series	Number of Shares
Series 2015/6-VKI	367

The Variable Rate Muni Term Preferred Shares to be redeemed will be selected by lot (as determined by The Depository Trust Company).

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 31st  day of July, 2025.

INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II

By:	/s/ Alissa Clare
Name:	Alissa Clare
Title:	Assistant Secretary